Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed
The following table summarizes the allocation of the purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed (in thousands):

Total purchase consideration	$30,653
Non-controlling interest	$118
Identifiable Assets	$13,838
Cash and cash equivalents	3,776
Accounts receivable, net	99
Prepaid expenses, and other assets	612
Intangible assets, net
Platform Technology	6,987
Customers	8,893
Gaming Licenses	476
Property and equipment, net	34
Operating lease right-of-use assets, net	200
Other non-current assets	171
Accounts payable and accrued expenses	(1,449)
Income taxes payable	(111)
Short-term operating lease liabilities	(191)
Other current liabilities	(3,794)
Deferred tax liabilities, net	(1,630)
Other non-current liabilities	(235)

Goodwill	$16,933

Schedule Of Unaudited Supplemental Pro Forma Historical Results Operation Of Company And Suprnation
The unaudited supplemental pro forma information below presents the combined historical results of operations of the Company and SuprNation, an acquisition completed in October 2023, as if SuprNation had been acquired as of January 1, 2022 (in thousands):

	Year ended December 31,
	2023	2022
Revenue	$330,462	$346,433
Net income (loss) attributable to DoubleDown Interactive Co., Ltd.	$93,802	$(246,585)

Schedule Of Unaudited Supplemental Pro Forma Adjustment To Net Income Or Loss
The unaudited supplemental pro forma information above includes the following adjustments to net income (loss) in the appropriate pro forma period (in thousands):

	Year ended December 31,
	2023	2022
An (increase) in amortization expense related to the fair value of acquired identifiable intangible assets, net of the amortization expense already reflected in actual historical results	(2,571)	(3,003)
A decrease (increase) in expenses related to incentives	(2,180)	(6,464)
A (increase) decrease in expenses related to operating and marketing expenses per the agreement	(3,500)	(7,000)
An (increase) decrease in income tax provision	2,643	5,037